                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06330

Morgan Stanley Limited Duration U.S. Treasury Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                  (Zip code)

Ronald E. Robison

1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2006

Date of reporting period: November 30, 2005

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Limited Duration U.S. Treasury Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended November 30, 2005

TOTAL RETURN FOR THE 6 MONTHS ENDED NOVEMBER 30, 2005

   MORGAN STANLEY     LEHMAN BROTHERS               LIPPER
 LIMITED DURATION            1-3 YEAR                SHORT
    U.S. TREASURY     U.S. GOVERNMENT        U.S. TREASURY
            TRUST       BOND INDEX(1)     FUNDS AVERAGE(2)
            0.37%               0.58%               0.45%

The Fund's total return assumes the reinvestment of all distributions. See Performance Summary for standardized performance and benchmark information.

MARKET CONDITIONS

The Federal Open Market Committee (the Fed) increased the federal funds target rate at each of its four meetings during the period. As a result, the benchmark overnight rate increased from 3.00 percent at the beginning of the period to
4.00 percent at the end. New data released toward the end of the period affirmed a positive picture of the U.S. economy. Despite any drag caused by natural disasters, third quarter real gross domestic product was revised upward to an impressive 4.30 percent annualized rate. Durable goods orders rose during October. Consumer sentiment rebounded and energy prices declined. On balance, these factors and other economic data supported a view that the Fed would likely continue tightening monetary policy in the near term.

As the period began, the bond markets were coming out of a period during which rates had been slowly declining. Throughout the six-month period, however, rates reversed course and, with the exception of long-term yields, rose above their first quarter levels. These upward yield movements did not occur in a linear manner, and therefore masked considerable volatility. In late August and early September, the magnitude of Hurricane Katrina's devastation heightened concerns about soaring oil prices and the pace of longer-term economic growth, and yields dipped across the curve. As the weeks progressed, however, yields resumed their upward course amid indications that Katrina would not have as severe an impact on economic growth as many originally anticipated. This view was reinforced by the Fed, which noted in its September statement its belief that Katrina should have only a temporary negative impact on the economy and that monetary policy remained accommodative. For the period overall, the yield curve flattened.

Because of their high sensitivity to fluctuating interest rates and their relatively low yields, U.S. Treasury securities lagged other sectors of the market, including other areas of the government securities market (for example, securities issued by government agencies).

PERFORMANCE ANALYSIS

Morgan Stanley Limited Duration U.S. Treasury Trust underperformed the Lehman Brothers 1-3 Year U.S. Government Bond Index and the Lipper Short U.S. Treasury Funds Average for the six months ended November 30, 2005.

The Fund's mandated focus on short-term U.S. Treasuries kept it from participating in the relatively stronger performance of agency issues and other U.S. government securities, and was a key driver of its underperformance relative to its benchmarks.

The Fund's interest-rate positioning was more beneficial for returns. During the period, we managed the Fund's duration*, or interest rate sensitivity, to be in line with or below that of the Lehman benchmark. While the Fund's duration fluctuated throughout the period, its defensive stance benefited relative performance as interest rates rose throughout the period.

   PORTFOLIO COMPOSITION
   U.S. Treasuries                                   100%

   LONG-TERM CREDIT ANALYSIS
   Aaa/AAA                                           100%

Data as of November 30, 2005. Subject to change daily. All percentages for portfolio composition are as a percentage of total investments. All percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

----------------------------------------------------

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future.

INVESTMENT STRATEGY

THE FUND WILL INVEST ALL OF ITS NET ASSETS IN U.S. TREASURY SECURITIES. THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN AN OVERALL DURATION OF THE FUND'S PORTFOLIO OF THREE YEARS OR LESS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED NOVEMBER 30, 2005

                                      08/13/91
   SYMBOL                                LDTRX
   1 YEAR                                 1.10%(3)
   5 YEARS                                2.79(3)
   10 YEARS                               3.91(3)
   SINCE INCEPTION                        4.35(3)

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1) The Lehman Brothers 1-3 Year U.S. Government Bond Index is a sub-index of the Lehman Brothers U.S. Government Bond Index and is comprised of Agency and Treasury securities with maturities of one to three years. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Short U.S. Treasury Funds Average tracks the performance of all funds in the Lipper Short U.S. Treasury Funds classification. The Average, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment.

(3) Figure shown assumes reinvestment of all distributions. There are no sales charges.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 06/01/05 - 11/30/05.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), or exchange fees.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             06/01/05 -
                                                                     06/01/05            11/30/05             11/30/05
                                                                   -------------       -------------       ---------------
Actual (0.37% return).......................................         $1,000.00           $1,003.70              $4.17
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,020.91              $4.20

------------------

 * Expenses are equal to the Fund's annualized expense ratio of 0.83% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Morgan Stanley Limited Duration U.S. Treasury Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED)

 PRINCIPAL                            DESCRIPTION
 AMOUNT IN                                AND                               COUPON
 THOUSANDS                           MATURITY DATE                           RATE            VALUE
------------------------------------------------------------------------------------------------------
              U.S. Government Obligations (90.7%)
              U.S. Treasury Notes
 $ 94,810     08/15/07....................................................     2.75%     $ 92,273,169
  238,280     05/15/07....................................................     3.125      234,045,050
   39,000     02/15/08....................................................     3.375       38,165,166
  134,475     11/15/06....................................................     3.50       133,350,923
   36,160     11/15/08....................................................     4.75        36,499,036
                                                                                         ------------
              Total U.S. Government Obligations (Cost $539,883,676)................       534,333,344
                                                                                         ------------
              Short-Term Investment (a) (9.2%)
              U.S. Government Obligation
   54,400     U.S. Treasury Bill 12/22/05 (Cost $54,278,144)..............     3.84        54,278,144
                                                                                         ------------
              Total Investments (Cost $594,161,820) (b)...................    99.9 %      588,611,488

              Other Assets in Excess of Liabilities.......................     0.1            470,742
                                                                            -------      ------------
              Net Assets..................................................   100.0 %     $589,082,230
                                                                            =======      ============

---------------------

    (a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $13,528 and the aggregate gross unrealized depreciation is $5,563,860, resulting in net unrealized depreciation of $5,550,332.

                       See Notes to Financial Statements

Morgan Stanley Limited Duration U.S. Treasury Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
November 30, 2005 (unaudited)

Assets:
Investments in securities, at value
  (cost $594,161,820).......................................  $588,611,488
Cash........................................................        53,619
Receivable for:
    Interest................................................     1,764,529
    Shares of beneficial interest sold......................       154,118
Prepaid expenses and other assets...........................        26,401
                                                              ------------
    Total Assets............................................   590,610,155
                                                              ------------
Liabilities:
Payable for:
    Shares of beneficial interest redeemed..................       990,349
    Distribution fee........................................       170,931
    Investment advisory fee.................................       131,861
    Dividends to shareholders...............................       100,023
    Administration fee......................................        39,070
Accrued expenses and other payables.........................        95,691
                                                              ------------
    Total Liabilities.......................................     1,527,925
                                                              ------------
    Net Assets..............................................  $589,082,230
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $674,983,620
Net unrealized depreciation.................................    (5,550,332)
Dividends in excess of net investment income................   (15,162,885)
Accumulated net realized loss...............................   (65,188,173)
                                                              ------------
    Net Assets..............................................  $589,082,230
                                                              ============
Net Asset Value Per Share,
65,181,707 shares outstanding (unlimited shares authorized
of $.01 par value)..........................................         $9.04
                                                              ============

                       See Notes to Financial Statements
 8

Morgan Stanley Limited Duration U.S. Treasury Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended November 30, 2005 (unaudited)

Net Investment Income:
Interest Income.............................................  $ 9,714,921
                                                              -----------
Expenses
Distribution fee............................................    1,102,875
Investment advisory fee.....................................      850,789
Transfer agent fees and expenses............................      280,994
Administration fee..........................................      252,086
Professional fees...........................................       41,459
Shareholder reports and notices.............................       32,516
Registration fees...........................................       19,327
Custodian fees..............................................       14,743
Trustees' fees and expenses.................................        7,400
Other.......................................................       25,395
                                                              -----------
    Total Expenses..........................................    2,627,584

Less: expense offset........................................       (1,443)
                                                              -----------
    Net Expenses............................................    2,626,141
                                                              -----------
    Net Investment Income...................................    7,088,780
                                                              -----------
Net Realized and Unrealized Loss:
Net realized loss...........................................   (4,256,912)
Net change in unrealized depreciation.......................     (744,224)
                                                              -----------
    Net Loss................................................   (5,001,136)
                                                              -----------
Net Increase................................................  $ 2,087,644
                                                              ===========

                       See Notes to Financial Statements

Morgan Stanley Limited Duration U.S. Treasury Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                 FOR THE SIX      FOR THE YEAR
                                                                MONTHS ENDED          ENDED
                                                              NOVEMBER 30, 2005   MAY 31, 2005
                                                              -----------------   -------------
                                                                 (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................    $  7,088,780      $   9,776,086
Net realized loss...........................................      (4,256,912)        (1,538,981)
Net change in unrealized depreciation.......................        (744,224)          (686,588)
                                                                ------------      -------------
    Net Increase............................................       2,087,644          7,550,517

Dividends to shareholders from net investment income........      (9,749,558)       (31,689,500)

Net decrease from transactions in shares of beneficial
  interest..................................................     (65,271,329)      (140,083,704)
                                                                ------------      -------------
    Net Decrease............................................     (72,933,243)      (164,222,687)
Net Assets:
Beginning of period.........................................     662,015,473        826,238,160
                                                                ------------      -------------
End of Period
(Including dividends in excess of net investment income of
$15,162,885 and $12,502,107, respectively)..................    $589,082,230      $ 662,015,473
                                                                ============      =============

                       See Notes to Financial Statements
 10

Morgan Stanley Limited Duration U.S. Treasury Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2005 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Limited Duration U.S. Treasury Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is current income, preservation of principal and liquidity. The Fund was organized as a Massachusetts business trust on June 4, 1991 and commenced operations on August 13, 1991.

Effective August 29, 2005, the Board of Trustees of the Fund approved the implementation of a 2% redemption fee which is paid directly to the Fund, for shares redeemed within seven days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

A. Valuation of Investments -- (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

E. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley Limited Duration U.S. Treasury Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2005 (UNAUDITED) continued

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.27% to the portion of the daily net assets not exceeding $1 billion and 0.25% to the portion of the daily net assets exceeding $1 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3. Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.35% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended November 30, 2005, the distribution fee was accrued at the annual rate of 0.35%.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities for the six months ended November 30, 2005 aggregated $413,055,018 and $475,938,345, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended November 30, 2005 included in Trustees' fees and expenses in the Statement

Morgan Stanley Limited Duration U.S. Treasury Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2005 (UNAUDITED) continued

of Operations amounted to $3,413. At November 30, 2005, the Fund had an accrued pension liability of $58,423 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                          FOR THE SIX                  FOR THE YEAR
                                                         MONTHS ENDED                      ENDED
                                                       NOVEMBER 30, 2005               MAY 31, 2005
                                                  ---------------------------   ---------------------------
                                                          (unaudited)
                                                    SHARES         AMOUNT         SHARES         AMOUNT
                                                  -----------   -------------   -----------   -------------
Sold............................................    5,484,262   $  49,849,100    14,912,821   $ 138,543,482
Reinvestment of dividends.......................      814,831       7,402,573     2,490,392      23,088,901
                                                  -----------   -------------   -----------   -------------
                                                    6,299,093      57,251,673    17,403,213     161,632,383
Redeemed........................................  (13,485,771)   (122,523,002)  (32,544,006)   (301,716,087)
                                                  -----------   -------------   -----------   -------------
Net decrease....................................   (7,186,678)  $ (65,271,329)  (15,140,793)  $(140,083,704)
                                                  ===========   =============   ===========   =============

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Limited Duration U.S. Treasury Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2005 (UNAUDITED) continued

As of May 31, 2005, the Fund had a net capital loss carryforward of $33,587,395 of which $245,400 will expire on May 31, 2006, $22,291 will expire on May 31, 2007, $861,334 will expire on May 31, 2008, $296,393 will expire on May 31,
2011, $7,058,042 will expire on May 31, 2012 and $25,103,935 will expire on May 31, 2013 to offset future capital gains to the extent provided by regulations.

As of May 31, 2005, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), book amortization of premiums on debt securities and dividend payable.

8. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Limited Duration U.S. Treasury Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                          FOR THE SIX                             FOR THE YEAR ENDED MAY 31,
                                         MONTHS ENDED         -------------------------------------------------------------------
                                       NOVEMBER 30, 2005        2005           2004           2003           2002          2001
                                       -----------------      ---------      --------      ----------      --------      --------
                                          (unaudited)
Selected Per Share Data:

Net asset value, beginning of
 period..............................         $9.15              $9.44          $9.86          $ 9.91         $9.96         $9.66
                                              -----              -----          -----          ------         -----         -----

Income (loss) from investment
 operations:
    Net investment income............          0.08               0.03           0.03            0.25          0.39%(3)      0.56
    Net realized and unrealized gain
    (loss)...........................         (0.05)              0.07          (0.01)           0.08          0.10%(3)      0.30
                                              -----              -----          -----          ------         -----         -----

Total income from investment
 operations..........................          0.03               0.10           0.02            0.33          0.49          0.86
                                              -----              -----          -----          ------         -----         -----

Less dividends from net investment
 income..............................         (0.14)             (0.39)         (0.44)          (0.38)        (0.54)        (0.56)
                                              -----              -----          -----          ------         -----         -----

Net asset value, end of period.......         $9.04              $9.15          $9.44          $ 9.86         $9.91         $9.96
                                              =====              =====          =====          ======         =====         =====

Total Return+........................          0.37%(1)           1.07%          0.18%           3.40%         5.02%         9.12%

Ratios to Average Net Assets:
Expenses.............................          0.83%(2)           0.82%          0.71%           0.66%         0.70%         0.74%

Net investment income................          2.25%(2)           1.31%          1.08%           1.51%         2.87%(3)      5.66%

Supplemental Data:
Net assets, end of period, in
 thousands...........................      $589,082           $662,015       $826,238      $1,055,168      $548,274      $308,197

Portfolio turnover rate..............            70%(1)             47%            71%             85%           77%          236%

---------------------

     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment
         Companies, as revised, related to premiums and discounts on debt securities. The effect of this change was to decrease net investment income per share by $0.24, increase net realized and unrealized gain or loss per share by $0.24 and decrease the ratio of net investment income to average net assets by 2.38%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.

                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Limited Duration U.S. Treasury Trust

Semiannual Report
November 30, 2005

[MORGAN STANLEY LOGO]

38575RPT-RA06-00004P-Y11/05

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Limited Duration U.S. Treasury Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 19, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 19, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 19, 2006

                                       3